SHARE-BASED PAYMENT (Details 1) - Share-based payment arrangements [member]	12 Months Ended
	Dec. 31, 2021 $ / shares shares
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	1,482,383	[1]
Weighted Average remaining contractual Term	4 years 11 months 1 day
Exercise Price | $ / shares	$ 4.71
Exercisable	1,053,417
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	70,000	[1]
Weighted Average remaining contractual Term	9 years
Exercise Price | $ / shares	$ 3.41
Exercisable	17,500

[1]	Options and restricted shares.